Document and Entity Information	Mar. 30, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2024
Registrant Name	Fidelity New York Municipal Trust II
Central Index Key	0000878663
Investment Company Type	N-1A
Amendment Flag	false